Restructuring Charges (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Components And Related Amounts Of The Restructuring Charges, Before Related Tax Effects

Components and related amounts of the restructuring charges, before the related tax effects, for each of the three years ended March 31, 2012 are as follows:

	Yen (millions)
	2012	2011	2010
Expenses associated with the implementation of early retirement programs:
Domestic	91,880	14,312	33,070
Overseas	9,114	3,359	5,884

Total	100,994	17,671	38,954
Expenses associated with the closure and integration of locations	83,459	39,282	15,918

Total restructuring charges	184,453	56,953	54,872

Schedule of Analysis of Accrued Restructuring Charges

An analysis of the accrued restructuring charges for each of the three years ended March 31, 2012 is as follows:

	Yen (millions)
	2012	2011	2010
Balance at beginning of year	31,492	9,389	32,523
New charges	184,453	56,953	54,872
Cash payments or otherwise settled	(145,003)	(34,850)	(78,006)

Balance at end of year	70,942	31,492	9,389